Income Taxes (Tables)	12 Months Ended
Jun. 29, 2011
Income Taxes
Provision for Income Taxes from Continuing Operations

	2011	2010	2009
Current income tax expense (benefit):
Federal	$16,596	$36,493	$(41,803)
State	1,694	9,055	(1,189)
Foreign	2,046	1,904	1,808

Total current income tax expense (benefit)	20,336	47,452	(41,184)

Deferred income tax expense (benefit):
Federal	20,507	(15,773)	41,878
State	1,426	(3,415)	6,040

Total deferred income tax expense (benefit)	21,933	(19,188)	47,918

	$42,269	$28,264	$6,734

Reconciliation Between Reported Provision for Income Taxes and Amount Computed from Statutory Federal Tax Rate

	2011	2010	2009
Income tax expense at statutory rate	$64,165	$46,196	$27,599
FICA tax credit	(15,779)	(16,625)	(19,307)
State income taxes, net of Federal benefit	(316)	1,711	3,154
Other	(5,801)	(3,018)	(4,712)

	$42,269	$28,264	$6,734

Schedule of Deferred Tax Assets and Liabilities

	2011	2010
Deferred income tax assets:
Leasing transactions	$41,603	$35,795
Stock-based compensation	15,320	17,671
Restructure charges and impairments	4,962	9,134
Insurance reserves	23,636	26,734
Employee benefit plans	591	1,044
Gift cards	9,369	8,733
Other, net	10,296	12,882

Total deferred income tax assets	105,777	111,993

Deferred income tax liabilities:
Prepaid expenses	13,448	12,963
Goodwill and other amortization	22,297	19,971
Depreciation and capitalized interest on property and equipment	24,672	11,143
Other, net	3,471	3,096

Total deferred income tax liabilities	63,888	47,173

Net deferred income tax asset	$41,889	$64,820

Reconciliation of Unrecognized Tax Benefits

	2011	2010
Balance at beginning of year	$18,850	$27,711
Additions based on tax positions related to the current year	1,199	1,184
Additions (Reductions) based on tax positions related to prior years	188	(1,754)
Settlements with tax authorities	(5,387)	(2,290)
Expiration of statute of limitations	(5,708)	(6,001)

Balance at end of year	$9,142	$18,850